Note 16 - Capital Stock	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
16.	Capital stock

The authorized capital stock of the Company is as follows:

An unlimited number of Preferred Shares, issuable in series;
An unlimited number of Subordinate Voting Shares having
one
vote per share; and
An unlimited number of Multiple Voting Shares having
20
votes per share, convertible at any time into Subordinate Voting Shares at a rate of one
Subordinate Voting Share for each Multiple Voting Share outstanding.

The following table provides a summary of total capital stock issued and outstanding:

	Subordinate Voting Shares		Multiple Voting Shares		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount

Balance, December 31, 2018	37,887,442	$415,432	1,325,694	$373	39,213,136	$415,805
Balance, December 31, 2019	38,519,517	441,780	1,325,694	373	39,845,211	442,153

During the year ended
December 31, 2019,
the Company declared dividends on its Common Shares of
$0.10
per share (
2018
-
$0.10
).

Pursuant to an agreement approved in
February 2004
and restated on
June 1, 2015 (
the “Long Term Arrangement”), the Company agreed that it will make payments to Jay S. Hennick, its Chairman & Chief Executive Officer (“CEO”), that are contingent upon the arm’s length acquisition of control of the Company or upon a distribution of the Company’s assets to shareholders. The payment amounts will be determined with reference to the price per Subordinate Voting Share received by shareholders upon an arm’s length sale or upon a distribution of assets. The right to receive the payments may
be transferred among members of the Chairman & CEO’s family, their holding companies and trusts. The agreement provides for the Chairman & CEO to receive each of the following two
payments. The
first
payment is an amount equal to
5%
of the product of: (i) the total number of Subordinate and Multiple Voting Shares outstanding on a fully diluted basis at the time of the sale and (ii) the per share consideration received by holders of Subordinate and Multiple Voting Shares minus a base price of
C$3.324.
The
second
payment is an amount equal to
5%
of the product of (i) the total number of shares outstanding on a fully diluted basis at the time of the sale and (ii) the per share consideration received by holders of Subordinate Voting Shares minus a base price of
C$6.472.
Assuming an arm’s length acquisition of control of the Company took place on
December 31, 2019,
the amount required to be paid to the Chairman & CEO, based on a market price of
C$101.10
per Subordinate Voting Share, would be
US$310,579.